Summary of Significant Accounting Policies (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee benefit expenses
Employee benefit expenses	20,553	17,568	14,005
The PRC
Income tax
Withholding tax rate payable by foreign-invested entities (as a percent)	10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)	5.00%
Minimum percentage of equity interests held by the holding entity in foreign invested enterprise to be considered to be subject to 5% withholding tax rate	25.00%